BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2025
Streamex Exchange Corporation [Member]
Restructuring Cost and Reserve [Line Items]
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

These unaudited condensed interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for annual financial statements. These unaudited condensed interim financial statements should be read in conjunction with the audited financial statements for the period ended December 31, 2024. In the opinion of the Company’s management, these financial statements reflect all adjustments, consisting of normal recurring adjustments, necessary to present fairly the Company’s financial position at March 31, 2025 and the results of its operations for the three months then ended. Operating results for the three months ended March 31, 2025 are not necessarily indicative of the results that may be expected for the year ending December 31, 2025.

The preparation of financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the period. These judgments, estimates and assumptions are continuously evaluated and are based on management’s experience and knowledge of the relevant facts and circumstances. While management believes the estimates to be reasonable, actual results could differ from those estimates and could impact future results of operations and cash flows.

These financial statements were approved by the Board of Directors of the Company and authorized for issuance on June 9, 2025.